Finance Leases (Table) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Right-of-use Assets And Lease Liabilities
2023	$ 28,093
Minimum net lease payments	28,093
Less: Discounting effect	(60)
Total Obligations under finance leases	$ 28,033